SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Extractive Industries [Abstract]
Oil and gas property – subject to amortization	$ 31,807,148	$ 28,035,019	$ 28,740,479
Accumulated depletion	10,597,075	(9,064,212)	(9,411,476)
Accumulated impairment	(11,859,183)	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	9,350,890	7,111,624	7,469,820	$ 3,604,480
Oil and gas property – not subject to amortization	1,224,667	1,155,439	1,151,804
Accumulated impairment
Oil and gas property – not subject to amortization, net	$ 1,224,667	$ 1,155,439	$ 1,151,804